RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF EXPENSES WITH RELATED PARTIES

The Company incurred the following expenses with related parties, which were all affiliates of the Company:

	Expense type	Year Ended December 31, 2025	Year Ended December 31, 2024

Expenses under contract due to:
DRE Chicago LLC	Consulting expense	$-	$143,057
DRE Chicago LLC	Interest	7,187	1,979
DRE Chicago LLC	Finance charges	-	375,000
Endurance Antarctica Partners II, LLC	Interest	51,042	18,958
Endurance Antarctica Partners II, LLC	Finance charges	-	3,500,000
Energy Transition Investors LLC	Interest	422	-
Total expenses		$58,651	$4,038,994

Other expenses paid on the Company’s behalf due to:
DRE Chicago LLC		$-	$6,679
Total other expenses paid on the Company’s behalf		-	6,679
Total		$58,651	$4,045,673

SCHEDULE OF RELATED PARTIES

The Company entered into notes payable agreements of with related parties, all of whom were affiliates.

		Year Ended December 31, 2025	December 31, 2024

Energy Transition Investors LLC	Interest Accrued	$422	$
DRE Chicago LLC	Interest Accrued	-		1,979
Endurance Antarctica Partners II, LLC	Interest Accrued	-		18,958
DRE Chicago LLC	Short-term loan*	-		625,000
Endurance Antarctica Partners II, LLC	Short-term loan*	-		5,250,000
Notes obtained from related parties		$422		$5,895,937

*	Short-term loan includes Equity Kicker payable as per the terms of the loan agreement.